Debt (Tables)	12 Months Ended
Dec. 31, 2014
Line of Credit Facility [Line Items]
Schedule of Debt [Table Text Block]

(in thousands of $)	2014	2013
Total debt	1,052,532	889,471
Less: Short-term debt due to related parties	(20,000)	—
Less: Current portion of long-term debt due to third parties	(124,221)	(156,363)
Long-term debt	908,311	733,108

Schedule of Maturities of Long-term Debt [Table Text Block]
Our outstanding debt as of December 31, 2014 is repayable as follows:

Year Ending December 31, (in thousands of $)
2015	144,221
2016	87,989
2017	262,439
2018	393,906
2019	44,122
2020 and thereafter	119,855
Total	1,052,532

Schedule of Long-term Debt Instruments [Table Text Block]
At December 31, 2014, the maturity dates for our debt were as follows:

(in thousands of $)	2014	2013	Maturity date
Golar LNG revolving credit facility (see note 25 (i))	20,000	—	2015
Golar Maria facility	79,525	84,525	2018*
High-yield bonds	174,450	214,100	2017
Golar LNG Partners credit facility	203,500	160,500	2018
Golar Partners Operating credit facility	235,000	215,000	2018
Golar Freeze facility	59,107	74,646	2018**
NR Satu facility	126,400	140,700	2020
Golar Igloo debt	154,550	—	2019/2026***
	1,052,532	889,471
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* A final balloon payment is due on the facility in December 2015. In April 2015, we obtained a signed term sheet from certain lenders to refinance the Golar Maria credit facility (see "Golar Maria Facility" below).
**The Commercial Loan facility tranche matures in June 2015. In April 2015, we obtained a signed term sheet from certain lenders to refinance the Commercial Loan facility tranche (see "Golar Freeze Facility" below) . The Exportfinans Loan facility tranche matures in June 2018.
***The Kexim and K-sure tranches have a term of twelve years from the date of draw down and the Commercial tranche has a term of five years from the date of draw down.

Golar Igloo Debt [Member]
Line of Credit Facility [Line Items]
Schedule of tranches [Table Text Block]
The debt is divided into three tranches, with the following general terms, in line with the original facility:

Tranche	Proportion of debt	Term of loan	Repayment terms	Margin on LIBOR
K-Sure	40%	12 years	Semi-annual installments	2.10%
KEXIM	40%	12 years	Semi-annual installments	2.75%
Commercial	20%	5 years	Semi-annual installments, unpaid balance to be refinanced after 5 years	2.75%

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